Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Other Receivables	Other receivables consisted of the following:
	As of December 31, 2018	As of December 31, 2017
Interest receivable	$3,381,550	$446,157
Others	71,018	85,871
Total	$3,452,568	$532,028